CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital Blue Owl Warrants	Additional Paid-in Capital Hawthorn Agreement	Additional Paid-in Capital	Accumulated Deficit	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Blue Owl Warrants	Hawthorn Agreement	Total
Beginning balance (in shares) at Dec. 31, 2023										0
Beginning balance at Dec. 31, 2023										$ 0
Ending balance (in shares) at Dec. 31, 2024										0
Ending balance at Dec. 31, 2024						$ 0	$ 0			$ 0
Beginning balance (in shares) at Dec. 31, 2023	4,074,000
Beginning balance at Dec. 31, 2023	$ 0			$ 94,544	$ (122,536)					(27,992)
Stockholders' Deficit
Stock options exercised (in shares)	45,000
Stock options exercised				211						211
Vesting of restricted stock units (in shares)	163,000
Repurchase of restricted stock for payroll tax withholding (in shares)	(47,000)
Repurchases of restricted stock for payroll tax withholding				(613)						(613)
Stock-based compensation expense				5,759						5,759
Issuance of shares due to litigation settlement (in shares)	212,000
Issuance of shares due to litigation settlement				1,756						1,756
Net income (loss)					(25,915)					$ (25,915)
Ending balance (in shares) at Dec. 31, 2024	4,447,000									4,446,540
Ending balance at Dec. 31, 2024	$ 0			101,657	(148,451)					$ (46,794)
Ending balance (in shares) at Mar. 31, 2025										0
Ending balance at Mar. 31, 2025										$ 0
Stockholders' Deficit
Stock options exercised (in shares)										0
Vesting of restricted stock units (in shares)	62
Repurchase of restricted stock for payroll tax withholding (in shares)	(25,000)
Repurchases of restricted stock for payroll tax withholding				(271)						$ (271)
Stock-based compensation expense				1,066						1,066
Net income (loss)					(5,688)					(5,688)
Ending balance (in shares) at Mar. 31, 2025	4,484,000
Ending balance at Mar. 31, 2025	$ 0			102,452	(154,139)					$ (51,687)
Beginning balance (in shares) at Dec. 31, 2024										0
Beginning balance at Dec. 31, 2024						$ 0	$ 0			$ 0
Mezzanine Equity
Issuance of Series A And B convertible preferred stock in connection with the Hawthorn Agreement (in shares)						35,000,000	30,000,000
Issuance of Series A And B convertible preferred stock in connection with the Hawthorn Agreement						$ 11,308	$ 16,601
Ending balance (in shares) at Dec. 31, 2025						35,000	30,000			65,000,000
Ending balance at Dec. 31, 2025						$ 11,308	$ 16,601			$ 27,909
Beginning balance (in shares) at Dec. 31, 2024	4,447,000									4,446,540
Beginning balance at Dec. 31, 2024	$ 0			101,657	(148,451)					$ (46,794)
Stockholders' Deficit
Stock options exercised (in shares)	2,000
Stock options exercised				8						8
Vesting of restricted stock units (in shares)	192,000
Repurchase of restricted stock for payroll tax withholding (in shares)	(59,000)
Repurchases of restricted stock for payroll tax withholding				(594)						(594)
Stock-based compensation expense				3,693						3,693
Repurchase of 2023 and 2025 Blue Owl Warrants				(6,162)						(6,162)
Repurchase of warrants		$ 3,934	$ 4,963					$ 3,934	$ 4,963
Issuance of shares due to litigation settlement (in shares)	168,000
Issuance of shares due to litigation settlement				1,504						1,504
Net income (loss)					1,365					$ 1,365
Ending balance (in shares) at Dec. 31, 2025	4,750,000									4,750,258
Ending balance at Dec. 31, 2025	$ 0			109,003	(147,086)					$ (38,083)
Ending balance (in shares) at Mar. 31, 2026						35,000	30,000			65,000,000
Ending balance at Mar. 31, 2026						$ 11,308	$ 16,601			$ 27,909
Stockholders' Deficit
Stock options exercised (in shares)										0
Vesting of restricted stock units (in shares)	27
Repurchase of restricted stock for payroll tax withholding (in shares)	(12,000)
Repurchases of restricted stock for payroll tax withholding				(76)						$ (76)
Stock-based compensation expense				546						546
Net income (loss)					5,686					$ 5,686
Ending balance (in shares) at Mar. 31, 2026	4,765,000									4,765,058
Ending balance at Mar. 31, 2026	$ 0			$ 109,473	$ (141,400)					$ (31,927)